Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000099791
Account Value [Line Items]
Line Graph and Table Measure Name			Loomis Sayles Full Discretion Institutional Securitized Fund, Institutional Class Shares
Accumulated Value		$ 10,000		$ 10,543	$ 11,480	$ 11,972	$ 12,764	$ 12,381	$ 13,620	$ 12,754	$ 13,750	$ 16,425	$ 18,902
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
ICE BofA US ABS & CMBS Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		ICE BofA US ABS & CMBS Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,324	$ 10,512	$ 10,543	$ 11,361	$ 11,784	$ 11,957	$ 10,872	$ 11,247	$ 12,305	$ 13,086

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.